Equity - Schedule of changes in warrants outstanding (Details) - Warrants [member]	6 Months Ended	12 Months Ended
	Sep. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance | Share	5,243,727	3,573,727
Number of other equity instruments granted | Share		3,220,000
Number of other equity instruments expired | Share	(2,023,727)	(1,550,000)
Number of other equity instruments outstanding, ending balance | Share	3,220,000	5,243,727
Weighted average exercise price of other equity instruments outstanding at beginning of period | $ / shares	$ 15.2	$ 22.92
Weighted average exercise price of other equity instruments granted | $ / shares		5.89
Weighted average exercise price of other equity instruments expired | $ / shares	30	13.69
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares	$ 5.89	$ 15.2